Discontinued Operations - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Line Items
Tangible and intangible asset impairments		$ 0	$ 1,000,000	$ 994,000,000
Social and Mobile Games [Member]
Line Items
Payments of Distributions to Affiliates		235,000,000
Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Line Items
Disposal Group, Including Discontinued Operation, Consideration		4,400,000,000			$ 4,400,000,000
Gain from discontinued operations		4,180,000,000	0	0
Escrow Deposit	$ 259,000,000	259,000,000			$ 264,000,000
Discontinued Operations [Member]
Line Items
Tangible and intangible asset impairments		0	0	95,000,000
Discontinued Operations [Member] | Showboat Atlantic City [Member] | Discontinued Operations, Disposed of by Sale [Member]
Line Items
Discontinued Operation, Other Liabilities				18,000,000
Discontinued Operation, Accrued Liabilities, Current				26,000,000
Tangible and intangible asset impairments		0	0	10,000,000
Discontinued Operations [Member] | Harrahs Tunica [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member]
Line Items
Discontinued Operation, Accrued Liabilities, Current				16,000,000
Tangible and intangible asset impairments		0	$ 0	$ 68,000,000
Caesars Acquisition Company [Member] | Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Line Items
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation	259,000,000	285,000,000
Discontinued Operation, Tax Effect of Adjustment to Prior Period Gain (Loss) on Disposal	26,000,000
Caesars Interactive Entertainment [Member] | Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Line Items
Payments of Distributions to Affiliates		1,100,000,000
CGP | Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Line Items
Income Taxes Paid	0	240,000,000
Disposal Group, Including Discontinued Operation, Accrued Liabilities	$ 63,000,000	63,000,000
Payments for Previous Disposition		$ 5,000,000